UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management

April 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--103.1% )	Rate (%	Date	Amount ($)		Value ($)
Alabama--3.6%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects)	0.40	5/7/12	15,000,000	a	15,000,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.29	5/1/12	7,000,000	a	7,000,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.29	5/1/12	16,600,000	a	16,600,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC; Bank
of Nova Scotia)	0.26	5/7/12	15,000,000	a	15,000,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC; Bank
of Nova Scotia)	0.26	5/7/12	20,000,000	a	20,000,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC;
JPMorgan Chase Bank)	0.31	5/7/12	10,000,000	a	10,000,000

Alaska--.2%
North Slope Borough,
GO Notes	2.00	6/30/12	4,550,000		4,562,734

California--4.1%
California Statewide Communities
Development Authority, Revenue

(Kaiser Permanente)	0.23	5/7/12	31,920,000	a,b	31,920,000
California Statewide Communities
Development Authority, Revenue
(Rady Children's Hospital -
San Diego) (LOC; Wells Fargo
Bank)	0.22	5/1/12	10,610,000	a,b	10,610,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	5/24/12	15,000,000		15,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	9/19/12	12,500,000		12,500,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.23	10/11/12	13,000,000	b	13,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	10/18/12	12,000,000		12,000,000

Colorado--6.6%
Colorado,
Education Loan Program
Revenue, TRAN	2.00	6/29/12	19,250,000		19,306,634
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (The Nature
Conservancy Project)	0.22	5/7/12	17,000,000	a	17,000,000
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue (LOC; U.S. Bank NA)	0.26	5/7/12	9,400,000	a	9,400,000
Jefferson County School District
Number R-1, Revenue, TAN	1.50	6/29/12	14,750,000		14,779,746
RBC Municipal Products Inc. Trust
(Series C-11) (Meridian
Village Metropolitan District
Number One, Improvement
Revenue) (Liquidity Facility;
Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.25	5/7/12	17,600,000	a,c,d	17,600,000
Sheridan Redevelopment Agency,
Tax Increment Revenue,
Refunding (South Santa Fe

Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase
Bank)	0.37	5/7/12	10,000,000	a	10,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.25	5/7/12	65,300,000	a	65,300,000

Connecticut--.4%
Bridgeport,
GO Notes, TAN	1.50	8/15/12	9,500,000		9,532,956

Delaware--1.5%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.23	5/7/12	25,000,000	a,b	25,000,000
Delaware Health Facilities
Authority, Revenue, CP
(Christiana Care Health
Services)	0.25	5/24/12	10,000,000	b	10,000,000

District of Columbia--2.9%
Anacostia Waterfront Corporation,
PILOT Revenue (MERLOTS-Series
F02) (Liquidity Facility;
Wells Fargo Bank and LOC;
Wells Fargo Bank)	0.25	5/7/12	46,575,000 a,c,d		46,575,000
District of Columbia,
Revenue (American Legacy
Foundation Issue)	0.24	5/7/12	14,000,000	a	14,000,000
District of Columbia,
Revenue (American Public
Health Association Issue)
(LOC; Bank of America)	0.39	5/7/12	6,025,000	a,b	6,025,000

Florida--1.8%
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.17	5/31/12	20,000,000	b	20,000,000
Highlands County Health Facilities
Authority, HR (Adventist

Health System/Sunbelt
Obligated Group)	0.21	5/7/12	2,500,000	a,b	2,500,000
Hillsborough County Industrial
Development Authority, Revenue
(Tampa Metropolitan Area YMCA
Project) (LOC; Bank of America)	0.34	5/7/12	10,000,000	a	10,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.28	6/19/12	8,510,000		8,510,000

Georgia--2.0%
Cobb County,
GO Notes, TAN	1.50	11/30/12	18,000,000		18,137,892
Georgia Municipal Gas Authority,
Gas Revenue, Refunding (Gas
Portfolio III Project)	2.00	5/23/12	11,250,000		11,259,410
Georgia Municipal Gas Authority,
Gas Revenue, Refunding (Gas
Portfolio III Project)	2.00	11/13/12	12,000,000		12,101,104
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project) (LOC;
Branch Banking and Trust Co.)	0.25	5/7/12	5,040,000	a,b	5,040,000

Illinois--3.8%
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Company)	0.15	5/9/12	81,200,000		81,200,000
Illinois Finance Authority,
IDR (Fitzpatrick Brothers,
Inc. Project) (Liquidity
Facility; Northern Trust
Company)	0.25	5/7/12	4,360,000	a	4,360,000
Lake County,
MFHR (Whispering Oaks
Apartments Project) (LOC;
FHLMC)	0.23	5/7/12	3,250,000	a	3,250,000

Indiana--.8%

Indiana Bond Bank,
Advance Funding Program Notes	1.25	1/3/13	8,000,000		8,048,334
Indiana Finance Authority,
Revenue (Ascension Health
Senior Credit Group)	0.24	5/7/12	5,000,000	a,b	5,000,000
Indiana Finance Authority,
Revenue, Refunding (Trinity
Health Credit Group)	0.22	5/7/12	5,500,000	a,b	5,500,000

Kentucky--.7%
Kentucky Economic Development
Finance Authority, HR (Baptist
Healthcare System Obligated
Group) (LOC; Branch Banking
and Trust Co.)	0.23	5/7/12	8,000,000	a,b	8,000,000
Warren County,
HR, Refunding (Bowling
Green-Warren County Community
Hospital Corporation Project)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Branch Banking and
Trust Co.)	0.45	5/7/12	7,555,000	a,b	7,555,000

Louisiana--3.8%
Louisiana Public Facilities
Authority, HR (Touro Infirmary
Project) (P-FLOATS Series
MT-202) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	0.56	5/7/12	30,840,000	a,b,c,d	30,840,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.24	5/1/12	12,000,000	a	12,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.24	5/1/12	2,500,000	a	2,500,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.25	5/7/12	15,225,000	a	15,225,000
Port of New Orleans Board of

Commissioners, Subordinate
Lien Revenue, Refunding (LOC;
FHLB)	0.25	5/7/12	8,875,000	a	8,875,000
Saint James Parish,
PCR, Refunding (Texaco
Project) (LOC; Chevron Corp.)	0.23	5/1/12	18,900,000	a	18,900,000

Maine--.5%
Maine Finance Authority,
Revenue (Waynflete School
Issue) (LOC; JPMorgan Chase
Bank)	0.26	5/7/12	10,870,000	a	10,870,000

Maryland--4.8%
Ann Arundel County,
CP (LOC; State Street Bank and
Trust Co.)	0.13	5/8/12	26,000,000		26,000,000
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Trust)	0.28	5/7/12	2,700,000	a	2,700,000
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Trust)	0.26	5/7/12	11,350,000	a	11,350,000
Frederick County,
Revenue, Refunding
(Manekin-Frederick Associates
Facility) (LOC; M&T Trust)	0.37	5/7/12	1,880,000	a	1,880,000
Maryland Economic Development
Corporation, Revenue (Easter
Seals Facility) (LOC; M&T
Trust)	0.30	5/7/12	6,525,000	a	6,525,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Charles
County Nursing and
Rehabilitation Center Issue)
(Liquidity Facility; M&T Trust)	0.30	5/7/12	3,635,000	a,b	3,635,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (De Matha
Catholic High School Issue)
(LOC; Branch Banking and Trust

Co.)	0.26	5/7/12	9,505,000	a	9,505,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue, CP (Johns
Hopkins University)	0.21	5/7/12	20,000,000	b	20,000,000
Maryland Industrial Development
Financing Authority, Recovery
Zone Facility Revenue (Wexford
Maryland BioPark 3, LLC
Facility) (LOC; M&T Trust)	0.30	5/7/12	20,000,000	a	20,000,000
Maryland Stadium Authority,
Sports Facilities LR,
Refunding (Football Stadium
Issue) (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.25	5/7/12	10,000,000	a	10,000,000

Michigan--4.0%
Board of Trustees of the Michigan
State University, CP	0.13	6/5/12	10,000,000		10,000,000
Board of Trustees of the Michigan
State University, CP	0.14	7/10/12	9,000,000		9,000,000
University of Michigan,
CP	0.17	6/11/12	18,000,000		18,000,000
University of Michigan,
CP	0.18	6/18/12	40,200,000		40,200,000
University of Michigan Regents,
General Revenue	0.20	5/7/12	6,200,000	a	6,200,000
Waterford Charter Township
Economic Development
Corporation, LOR, Refunding
(Canterbury Health Care, Inc.
Project) (LOC; FHLB)	0.26	5/7/12	10,065,000	a,b	10,065,000

Minnesota--2.8%
University of Minnesota,
CP	0.16	5/15/12	26,260,000		26,260,000
University of Minnesota,
CP	0.17	7/9/12	20,000,000		20,000,000
University of Minnesota,
CP	0.14	7/10/12	18,750,000		18,750,000

Mississippi--.6%
Perry County,
PCR, Refunding (Leaf River
Forest Products, Inc. Project)
(LOC; Bank of Nova Scotia)	0.23	5/7/12	13,430,000	a	13,430,000

Missouri--2.2%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care) (Liquidity Facility;
Citibank NA)	0.26	5/7/12	46,750,000	a,b	46,750,000
Saint Louis,
TRAN (Payable from the General
Revenue Fund)	2.00	6/29/12	3,500,000		3,510,222

Nebraska--1.1%
Nebraska Investment Finance
Authority, SFHR (Liquidity
Facility; FHLB)	0.23	5/7/12	24,500,000	a	24,500,000

Nevada--3.6%
Austin Trust (Series 1171)
(Clark County, GO Bond Bank
Bonds) (Liquidity Facility;
Bank of America)	0.31	5/7/12	9,770,000 a,c,d		9,770,000
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Citibank NA)	0.25	5/7/12	8,100,000	a	8,100,000
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.17	7/19/12	40,000,000		40,000,000
Las Vegas Valley Water District,
CP (LOC; Wells Fargo Bank)	0.16	5/22/12	25,000,000		25,000,000

New Jersey--.2%
Egg Harbor Township,
GO Notes, BAN	1.00	9/13/12	5,430,000		5,434,950

New Mexico--.3%
Alamogordo,

Hospital Improvement Revenue,
Refunding (Gerald Champion
Regional Medical Center
Project) (LOC; Bank of America)	0.32	5/7/12	8,000,000	a,b	8,000,000

New York--5.2%
JPMorgan Chase Putters/Drivers
Trust (Series 4089) (New York
State Thruway Authority,
Second General Highway Bridge
Trust Fund Revenue) (Liquidity
Facility; JPMorgan Chase Bank)	0.25	5/1/12	15,000,000 a,c,d		15,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; Citibank NA)	0.20	5/7/12	15,000,000		15,000,000
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Liquidity Facility;
Bank of America)	0.35	5/7/12	21,600,000	a	21,600,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.25	5/1/12	6,800,000	a	6,800,000
New York City,
GO Notes (LOC; Mizuho
Corporate Bank Ltd.)	0.21	5/7/12	14,000,000	a	14,000,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.25	5/18/12	17,000,000		17,000,000
New York State Thruway Authority,
General Revenue, BAN	2.00	7/12/12	23,000,000		23,074,361
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca,
Inc. Project) (LOC; M&T Trust)	0.35	5/7/12	9,350,000	a	9,350,000

North Carolina--2.4%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(LOC; Wells Fargo Bank)	0.22	5/1/12	8,220,000	a,b	8,220,000

North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.25	5/7/12	15,035,000	a,b	15,035,000
Winston-Salem,
Water and Sewer System Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.23	5/7/12	32,760,000	a	32,760,000

Ohio--1.0%
Akron,
GO Notes, BAN (Various Purpose)	1.13	11/15/12	10,000,000		10,028,177
Ohio Higher Educational Facilities
Commission, Revenue, CP
(Cleveland Health Clinic)	0.15	5/14/12	13,000,000	b	13,000,000

Oregon--.2%
Oregon,
GO Notes (Veterans' Welfare
Bonds) (Liquidity Facility;
Bank of Tokyo-Mitsubishi UFJ)	0.24	5/7/12	5,250,000	a	5,250,000

Pennsylvania--13.2%
Allegheny County,
GO Notes, TRAN	2.00	7/16/12	33,300,000		33,422,905
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.41	8/2/12	4,800,000	b	4,800,000
Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.36	5/7/12	8,400,000	a,b	8,400,000
Chester County Health and
Education Facilities
Authority, Mortgage Revenue
(Tel Hai Obligated Group
Project) (LOC; M&T Trust)	0.26	5/7/12	6,430,000	a,b	6,430,000
Chester County Industrial
Development Authority, Revenue

(Archdiocese of Philadelphia)
(LOC; PNC Bank NA)	0.24	5/7/12	12,675,000	a	12,675,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Trust)	0.30	5/7/12	10,745,000	a,b	10,745,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Trust)	0.30	5/7/12	5,655,000	a,b	5,655,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Wells Fargo Bank)	0.29	5/7/12	59,970,000	a	59,970,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/12	10,000,000	a	10,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/12	11,100,000	a	11,100,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/12	12,100,000	a	12,100,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/12	10,000,000	a	10,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/12	9,300,000	a	9,300,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/12	10,000,000	a	10,000,000
General Authority of South Central
Pennsylvania, Revenue

(Lutheran Social Services of
South Central Pennsylvania
Project) (LOC; M&T Trust)	0.30	5/7/12	15,985,000	a	15,985,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.30	5/7/12	9,500,000	a,b	9,500,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Trust)	0.25	5/7/12	31,706,000	a,b	31,706,000
Lancaster County Hospital
Authority, Revenue (Landis
Home Retirement Community
Project) (LOC; M&T Trust)	0.30	5/7/12	7,970,000	a,b	7,970,000
Pittsburgh and Allegheny County
Sports and Exhibition
Authority, Commonwealth LR
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.57	5/7/12	30,000,000	a	30,000,000
Ridley School District,
GO Notes (LOC; TD Bank)	0.26	5/7/12	2,700,000	a	2,700,000
York General Authority,
Revenue (Strand-Capitol
Performing Arts Center
Project) (LOC; M&T Trust)	0.30	5/7/12	2,590,000	a	2,590,000

Rhode Island--.9%
Rhode Island State and Providence
Plantations, GO Notes, TAN	2.00	6/29/12	20,000,000		20,054,683

Tennessee--5.8%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.25	5/7/12	9,420,000	a	9,420,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust

Co.)	0.25	5/7/12	3,045,000	a	3,045,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.25	5/7/12	6,000,000	a	6,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.25	5/7/12	48,010,000	a	48,010,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.33	5/1/12	20,000,000	a	20,000,000
Memphis,
GO Notes, BAN	4.00	5/1/12	6,000,000		6,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.40	5/7/12	17,900,000	a	17,900,000
Shelby County Health, Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; U.S. Bank
NA)	0.45	5/7/12	25,000,000	a,b	25,000,000

Texas--12.6%
Brazos County Health Facilities
Development Corporation,
Revenue (Franciscan Services
Corporation Obligated Group)
(P-FLOATS Series MT-635)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.51	5/7/12	7,000,000 a,b,c,d		7,000,000
Dallas,
Waterworks and Sewer System
Revenue, CP (Liquidity

Facility: California Public
Employees Retirement System
and California State Teachers
Retirement System)	0.20	6/6/12	18,250,000		18,250,000
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The
Methodist Hospital System)	0.23	5/1/12	13,115,000	a,b	13,115,000
Harris County Industrial
Development Corporation,
Marine Terminal Revenue
(HFOTCO LLC Project) (LOC;
Bank of America)	0.34	5/7/12	25,000,000	a	25,000,000
Houston,
Utility System Revenue, CP
(LOC; Wells Fargo Bank)	0.20	6/12/12	10,000,000		10,000,000
Houston Independent School
District, Limited Tax
Schoolhouse Bonds (Liquidity
Facility; Bank of America and
LOC; Permanent School Fund
Guarantee Program)	0.29	5/7/12	30,000,000	a	30,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/28/12	5,665,000		5,665,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/28/12	50,300,000		50,300,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation)
(Liquidity Facility; JPMorgan
Chase Bank)	0.19	6/12/12	12,800,000		12,800,000
RBC Municipal Products Inc. Trust
(Series E-27) (Harris County
Health Facilities Development

Corporation, HR, Refunding
(Memorial Hermann Healthcare
System)) (Liquidity Facility;
Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.25	5/7/12	10,000,000 a,b,c,d		10,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project)	0.27	5/7/12	26,000,000	a	26,000,000
Tarrant County Cultural Education
Facilities Finance
Corporation, HR (Baylor Health
Care System Project) (LOC;
Northern Trust Company)	0.25	5/7/12	3,500,000	a,b	3,500,000
Tarrant County Health Facilities
Development Corporation, HR
(Cook Children's Medical
Center Project)	0.22	5/7/12	26,300,000	a,b	26,300,000
Texas,
TRAN	2.50	8/30/12	5,000,000		5,038,593
Texas Public Finance Authority,
CP (Liquidity Facility; Wells
Fargo Bank)	0.14	5/10/12	24,000,000		24,000,000
Texas Transportation Commission,
GO Notes (Mobility Fund)
(Liquidity Facility; Royal
Bank of Canada)	0.23	5/7/12	14,320,000	a	14,320,000
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue
(Citigroup ROCS, Series RR II
R-11746) (Liquidity Facility;
Citibank NA)	0.25	5/7/12	10,940,000 a,c,d		10,940,000

Utah--1.7%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.23	5/7/12	32,000,000	a,b	32,000,000
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.23	5/7/12	100,000	a,b	100,000
Utah Housing Finance Agency,

MFHR, Refunding (Candlestick
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.26	5/7/12	6,400,000	a	6,400,000

Virginia--.5%
Harrisonburg Industrial
Development Authority,
Revenue, Refunding (Virginia
Mennonite Retirement
Community) (LOC; Branch
Banking and Trust Co.)	0.25	5/7/12	6,750,000	a,b	6,750,000
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Liquidity Facility;
Wells Fargo Bank)	0.28	5/1/12	6,000,000	a	6,000,000

Washington--1.3%
Washington,
Various Purpose GO, Refunding
(P-FLOATS Series PT-4658)
(Liquidity Facility; Bank of
America)	0.31	5/7/12	18,185,000 a,c,d		18,185,000
Washington Health Care Facilities
Authority, Revenue (Swedish
Health Services) (LOC;
Citibank NA)	0.28	5/7/12	13,000,000	a,b	13,000,000

Wisconsin--4.1%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project)
(LOC; Bank of America)	0.34	5/7/12	6,500,000	a	6,500,000
Milwaukee Redevelopment Authority,
Redevelopment LR (University
of Wisconsin-Milwaukee
Kenilworth Project) (LOC; U.S.
Bank NA)	0.25	5/7/12	6,170,000	a	6,170,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior

Credit Group) (Eclipse Funding
Trust) (Liquidity Facility;
U.S. Bank NA and LOC; U.S.
Bank NA)	0.24	5/7/12	23,085,000 a,b,c,d		23,085,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)
(LOC; JPMorgan Chase Bank)	0.20	7/5/12	60,000,000	b	60,000,000

Wyoming--1.3%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (LOC; Royal Bank of
Canada)	0.25	5/7/12	30,000,000	a	30,000,000

U.S. Related--.6%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11765) (Liquidity Facility;
Citibank NA)	0.28	5/7/12	14,815,000 a,c,d		14,815,000

Total Investments (cost $2,393,778,701)			103.1%		2,393,778,701
Liabilities, Less Cash and Receivables			(3.1%)		(73,053,736)
Net Assets			100.0%		2,320,724,965

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	At April 30, 2012, the fund had $610,751,000 or 26.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities amounted to $203,810,000 or 8.8% of net assets.

d

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,393,778,701
Level 3 - Significant Unobservable Inputs	-
Total	2,393,778,701

+ See Statement of Investments for additional detailed categorizations.

For the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management

April 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--95.1%	Rate (%)	Date	Amount ($)		Value ($)
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Santa Cruz Montessori
School) (LOC; Comerica Bank)	0.40	5/7/12	765,000	a	765,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (The Branson School)
(LOC; Northern Trust Company)	0.31	5/7/12	8,250,000	a	8,250,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Eskaton
Properties, Inc.) (LOC; U.S.
Bank NA)	0.25	5/7/12	14,920,000	a	14,920,000
Alameda County Industrial
Development Authority,
Recovery Zone Facility Revenue
(Dale Hardware, Inc. Project)
(LOC; Comerica Bank)	0.30	5/7/12	2,670,000	a	2,670,000
Alameda County Industrial
Development Authority, Revenue
(Santini Foods, Inc. Project)
(LOC; Comerica Bank)	0.30	5/7/12	2,900,000	a	2,900,000
Antelope Valley Community College
District, GO Notes, TRAN	2.00	11/30/12	2,300,000		2,322,356
Banning Unified School District,
GO Notes, TRAN	2.00	10/1/12	2,500,000		2,517,110
California Economic Development
Financing Authority, Revenue,
Refunding (KQED, Inc. Project)
(LOC; Wells Fargo Bank)	0.34	5/7/12	200,000	a	200,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.15	5/18/12	5,300,000		5,300,000
California Enterprise Development
Authority, IDR (JBR, Inc.

Project) (LOC; U.S. Bank NA)	0.26	5/7/12	4,000,000	a	4,000,000
California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	0.35	5/7/12	10,000,000	a	10,000,000
California Enterprise Development
Authority, Recovery Zone
Facility Revenue (Regional
Properties, Inc. Project)
(LOC; FHLB)	0.26	5/7/12	13,400,000	a	13,400,000
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West Loan Program)
(LOC; Citibank NA)	0.28	5/7/12	6,800,000	a	6,800,000
California Infrastructure and
Economic Development Bank,
Revenue (Orange County
Performing Arts Center) (LOC;
Bank of America)	0.32	5/7/12	16,265,000	a	16,265,000
California Infrastructure and
Economic Development Bank,
Revenue (Saddleback Valley
Christian Schools Project)
(LOC; FHLB)	0.25	5/7/12	5,000,000	a	5,000,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
JPMorgan Chase Bank)	0.29	5/1/12	1,000,000	a	1,000,000
California Infrastructure and
Economic Development Bank,
Revenue (The Westmark School
Project) (LOC; U.S. Bank NA)	0.30	5/7/12	5,000,000	a	5,000,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Pacific
Gas and Electric Company)
(LOC; Wells Fargo Bank)	0.24	5/1/12	5,000,000	a	5,000,000
California Municipal Finance
Authority, Revenue (Notre Dame
High School, San Jose) (LOC;
Comerica Bank)	0.40	5/7/12	1,100,000	a	1,100,000

California Municipal Finance
Authority, Revenue (Trinity
School) (LOC; Comerica Bank)	0.40	5/7/12	715,000	a	715,000
California Pollution Control
Financing Authority, EIR (Air
Products Manufacturing
Corporation Project)	0.27	5/1/12	15,500,000	a	15,500,000
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	0.28	5/7/12	22,365,000	a	22,365,000
California Pollution Control
Financing Authority, SWDR (Big
Bear Disposal, Inc. Project)
(LOC; Union Bank NA)	0.31	5/7/12	2,425,000	a	2,425,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Comerica Bank)	0.33	5/7/12	2,635,000	a	2,635,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Union Bank NA)	0.31	5/7/12	8,450,000	a	8,450,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	0.33	5/7/12	2,840,000	a	2,840,000
California Pollution Control
Financing Authority, SWDR
(South Bay Recycling Project)
(LOC; Union Bank NA)	0.31	5/7/12	2,850,000	a	2,850,000
California Pollution Control
Financing Authority, SWDR,
Refunding (BLT Enterprises of
Fremont LLC Project) (LOC;
Union Bank NA)	0.31	5/7/12	9,255,000	a	9,255,000
California Pollution Control
Financing Authority, SWDR,
Refunding (MarBorg Industries
Project) (LOC; Union Bank NA)	0.31	5/7/12	3,345,000	a	3,345,000
California School Cash Reserve

Program Authority, Revenue	2.00	12/31/12	16,500,000		16,664,794
California Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project) (P-FLOATS Series
PT-4184) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.49	5/7/12	1,240,000 a,b,c		1,240,000
California Statewide Communities
Development Authority, Revenue
(Metropolitan Area Advisory
Committee Project) (LOC; Bank
of America)	0.49	5/7/12	1,915,000	a	1,915,000
California Statewide Communities
Development Authority, Revenue
(The Pegasus School) (LOC;
Bank of America)	0.49	5/7/12	1,140,000	a	1,140,000
California Statewide Communities
Development Authority, Revenue
(Tiger Woods Learning Center
Foundation) (LOC; Bank of
America)	0.62	5/7/12	750,000	a	750,000
California Statewide Communities
Development Authority, Revenue
(Trinity Children and Family
Services Project) (LOC;
California State Teachers
Retirement System)	0.26	5/7/12	500,000	a	500,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	5/24/12	24,000,000		24,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.21	6/5/12	10,700,000		10,700,000
Los Angeles,
COP (Notre Dame High School)
(LOC; Bank of America)	0.40	5/7/12	5,000,000	a	5,000,000
Los Angeles County Schools Pooled
Financing Program, Pooled TRAN
Participation Certificates
(Certain Los Angeles County
Schools and Community College
Districts)	2.00	1/31/13	14,600,000		14,768,965

Los Angeles Department of Water
and Power, Power System
Revenue (Liquidity Facility;
Royal Bank of Canada)	0.23	5/1/12	2,700,000	a	2,700,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (LOC;
State Street Bank and Trust
Co.)	0.25	5/1/12	9,125,000	a	9,125,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	0.25	5/1/12	16,800,000	a	16,800,000
Orange County Irvine Coast
Assessment District Number
88-1, Limited Obligation
Improvement Bonds (LOC;
Sumitomo Mitsui Banking Corp.)	0.30	5/7/12	8,600,000	a	8,600,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.25	5/1/12	30,115,000	a	30,115,000
Riverside County,
COP, Refunding (Public Safety
Communication and Woodcrest
Library Projects) (LOC; Bank
of America)	0.30	5/7/12	3,000,000	a	3,000,000
Riverside County Transportation
Commission, Sales Tax Revenue
(Liquidity Facility; JPMorgan
Chase Bank)	0.25	5/7/12	9,500,000	a	9,500,000
Sacramento City Financing
Authority, Revenue, Refunding
(Master Lease Program
Facilities) (P-FLOATS Series
PT-4698) (Liquidity Facility;

Bank of America and LOC; Bank
of America)	0.51	5/7/12	12,995,000 a,b,c		12,995,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC;
FNMA)	0.36	5/7/12	4,100,000	a	4,100,000
San Diego County,
COP (Museum of Contemporary
Art San Diego) (LOC; Northern
Trust Company)	0.25	5/7/12	3,050,000	a	3,050,000
San Jose Redevelopment Agency,
MFHR (101 San Fernando
Apartments) (Citigroup ROCS,
Series RR II R-13102CE)
(Liquidity Facility; Citibank
NA and LOC; Citibank NA)	0.35	5/7/12	13,000,000 a,b,c		13,000,000
San Pablo Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Tenth Township
Redevelopment Project) (LOC;
Union Bank NA)	0.25	5/1/12	19,265,000	a	19,265,000
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission
Project) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Wells
Fargo Bank)	0.32	5/7/12	5,000,000	a	5,000,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.27	5/7/12	1,480,000	a	1,480,000
Western Placer Unified School
District, GO Notes, TRAN	2.00	10/4/12	1,000,000		1,005,800

Total Investments (cost $394,204,025)			95.1%		394,204,025
Cash and Receivables (Net)			4.9%		20,432,578
Net Assets			100.0%		414,636,603

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, these securities amounted to $27,235,000 or 6.6% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency

SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	394,204,025
Level 3 - Significant Unobservable Inputs	-
Total	394,204,025

+ See Statement of Investments for additional detailed categorizations.

For the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Cash Management Fund

April 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.6%	Rate (%)	Date	Amount ($)		Value ($)
New York--99.2%
Addison Central School District,
GO Notes, BAN	1.50	6/15/12	1,000,000	a	1,000,982
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.39	5/7/12	2,700,000	a,b	2,700,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.39	5/7/12	3,000,000	a,b	3,000,000
Albany Industrial Development
Agency, Civic Faclility
Revenue (Living Resources
Corporation Project) (LOC;
HSBC Bank USA)	0.24	5/7/12	3,000,000	b	3,000,000
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)
(LOC; M&T Trust)	0.30	5/7/12	3,250,000	b	3,250,000
Cayuga County,
GO Notes, BAN	1.25	2/8/13	1,000,000		1,004,993
Cortland Enlarged City School
District, GO Notes, BAN	1.50	7/27/12	2,400,000	a	2,405,120
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.30	5/7/12	4,285,000	b	4,285,000
Dutchess County Industrial
Development Agency, Revenue
(Trinity-Pawling School
Corporation Civic Facility)

(LOC; PNC Bank NA)	0.28	5/7/12	1,000,000	a,b	1,000,000
East Farmingdale Volunteer Fire
Company Inc., Volunteer Fire
Department Revenue (LOC;
Citibank NA)	0.55	5/7/12	4,005,000	b	4,005,000
East Quogue Union Free School
District, GO Notes, TAN	1.25	6/27/12	1,100,000	a	1,101,109
Evans-Brant Central School
District, GO Notes, BAN	1.50	6/29/12	2,000,000	a	2,002,891
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Paul Smith's
College Project) (LOC; U.S.
Bank NA)	0.28	5/7/12	935,000	b	935,000
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Trudeau
Institute, Inc. Project) (LOC;
HSBC Bank USA)	0.34	5/7/12	1,925,000	b	1,925,000
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Trudeau
Institute, Inc. Project) (LOC;
HSBC Bank USA)	0.34	5/7/12	265,000	b	265,000
Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Trust)	0.31	5/7/12	1,900,000	b	1,900,000
Medina Central School District,
GO Notes, BAN	1.50	6/22/12	2,050,000	a	2,051,874
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue, Refunding (LOC; Bank
of Tokyo-Mitsubishi UFJ)	0.22	5/7/12	4,900,000	b	4,900,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.50	5/7/12	6,600,000	b	6,600,000
Middletown,
GO Notes, BAN	0.75	7/31/12	1,000,000		1,000,927

Monroe County Industrial
Development Agency, Civic
Facility Revenue (Association
for the Blind and Visually
Impaired - Goodwill Industries
of Greater Rochester, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.25	5/7/12	3,540,000	b	3,540,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Monroe
Community College Association,
Inc. Project) (LOC; JPMorgan
Chase Bank)	0.24	5/7/12	2,675,000	a,b	2,675,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Saint Ann's
Home for the Aged Project)
(LOC; HSBC Bank USA)	0.26	5/7/12	3,575,000	b	3,575,000
New York City,
GO Notes (Liquidity Facility;
Bank of Nova Scotia)	0.21	5/7/12	7,000,000	b	7,000,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Cobble Hill Health Center,
Inc. Project) (LOC; Bank of
America)	0.37	5/7/12	3,285,000	b	3,285,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Poly Prep Country Day School
Project) (LOC; Bank of America) 0.37		5/7/12	3,195,000	a,b	3,195,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Village Center for Care
Project) (LOC; Bank of America) 0.33		5/7/12	1,175,000	b	1,175,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC; TD
Bank)	0.33	5/7/12	4,200,000	a,b	4,200,000

New York City Industrial
Development Agency, Civic
Facility Revenue (Children's
Oncology Society of New York,
Inc. Project) (LOC; JPMorgan
Chase Bank)	0.27	5/7/12	3,000,000	b	3,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Trust)	0.30	5/7/12	4,700,000	b	4,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; TD Bank)	0.33	5/7/12	3,100,000	b	3,100,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	0.24	5/1/12	1,200,000	b	1,200,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; U.S. Bank NA)	0.24	5/1/12	2,000,000	b	2,000,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (World Trade Center
Project Towers 3-4) (LOC;
JPMorgan Chase Bank)	0.27	5/7/12	1,035,000	b	1,035,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project) (LOC; JPMorgan Chase
Bank)	0.27	5/7/12	585,000	b	585,000
New York State Dormitory
Authority, Revenue (Catholic
Health System Obligated Group)
(LOC; HSBC Bank USA)	0.26	5/7/12	3,885,000	b	3,885,000
New York State Housing Finance
Agency, Housing Revenue (2180

Broadway Housing Project)
(LOC; Wells Fargo Bank)	0.25	5/7/12	3,000,000	b	3,000,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.31	5/7/12	6,200,000	b	6,200,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Citigroup ROCS, Series RR II R-11713)
(Liquidity Facility; Citibank
NA)	0.35	5/7/12	1,175,000	b,c,d	1,175,000
Newark Central School District,
GO Notes, BAN	1.50	6/25/12	1,000,000	a	1,001,427
Niagara Area Development
Corporation, Revenue (Niagara
Falls Memorial Medical Center
Project) (LOC; HSBC Bank USA)	0.23	5/7/12	1,000,000	b	1,000,000
Niagara Wheatfield Central School
District, GO Notes, BAN
(Various Improvements)	1.50	3/27/13	1,000,000	a	1,007,631
Orange County Industrial
Development Agency, Civic
Facility Revenue (Tuxedo Park
School Project) (LOC; M&T
Trust)	0.30	5/7/12	1,000,000	b	1,000,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	1.50	6/21/12	3,500,000	a	3,503,637
Port Authority of New York and New
Jersey, Equipment Notes	0.31	5/7/12	2,800,000	b	2,800,000
Port Jefferson Union Free School
District, GO Notes, TAN	1.50	6/28/12	1,800,000	a	1,802,987
Riverhead Industrial Development
Agency, Civic Facility Revenue
(Central Suffolk Hospital
Project) (LOC; HSBC Bank USA)	0.28	5/7/12	2,500,000	b	2,500,000
Salina,
GO Notes, BAN	1.50	6/22/12	1,493,000		1,494,536
Sullivan County,
GO Notes, BAN	1.25	3/8/13	1,200,000		1,206,605
Sullivan County,
GO Notes, TAN	1.25	3/15/13	1,000,000		1,006,499
Syracuse Industrial Development

Agency, Civic Facility Revenue
(Community Development
Properties - Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.30	5/7/12	1,400,000	b	1,400,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California Public
Employees Retirement System)	0.24	5/1/12	6,000,000	b	6,000,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California State
Teachers Retirement System)	0.21	5/7/12	3,200,000	b	3,200,000
Triborough Bridge and Tunnel
Authority, Subordinate
Revenue, Refunding (MTA
Bridges and Tunnels) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
JPMorgan Chase Bank)	0.40	5/7/12	1,500,000	b	1,500,000
Valley Central School District at
Montgomery, GO Notes, BAN	0.75	6/29/12	1,000,000	a	1,000,567
Westchester County Industrial
Development Agency, Civic
Facility Revenue (The Masters
School Civic Facility) (LOC;
JPMorgan Chase Bank)	0.29	5/7/12	1,850,000	a,b	1,850,000

U.S. Related--1.4%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (LOC; Barclays Bank
PLC)	0.25	5/7/12	2,000,000	b	2,000,000

Total Investments (cost $142,131,785)			100.6%		142,131,785
Liabilities, Less Cash and Receivables			(.6%)		(818,233)
Net Assets			100.0%		141,313,552

a	At April 30, 2012, the fund had $35,498,225 or 25.1% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.

b	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, this security amounted to $1,175,000 or 0.8% of net assets.

d

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency

SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	142,131,785
Level 3 - Significant Unobservable Inputs	-
Total	142,131,785

+ See Statement of Investments for additional detailed categorizations.

For the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	June 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)